Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefit expense
Schedule of employee benefits

	2024	2023	2022
	£m	£m	£m
Wages and salaries	2,262	2,318	1,582
Social security costs	228	171	154
Share-based payments	20	27	17
Pension costs:
– defined contribution plans	46	32	22
– defined benefit plans	2	2	2
	2,558	2,550	1,777

Schedule of monthly average number of people employed by Group

	2024	2023	2022
	Number	Number	Number
Processing and service delivery	48,475	47,387	38,256
Sales and marketing	7,848	7,501	5,993
Administration and overheads	9,309	8,663	7,226
	65,632	63,551	51,475

Schedule of emoluments of the Directors of Rentokil Initial plc

	Highest
	paid	Other
	Director	Directors
	£000	£000
2022
Aggregate emoluments excluding share options	2,698.7	1,557.5
Aggregate gains made by Directors on exercise of share options	—	233.8
Aggregate amount receivable under long-term incentive schemes	831.9	380.3
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	3,530.6	2,171.6
2023
Aggregate emoluments excluding share options	1,942.3	1,188.4
Aggregate gains made by Directors on exercise of share options	3,729.4	—
Aggregate amount receivable under long-term incentive schemes	1,397.6	485.3
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	7,069.3	1,673.7
2024
Aggregate emoluments excluding share options	1,032.8	633.4
Aggregate gains made by Directors on exercise of share options	4,824.5	—
Aggregate amount receivable under long-term incentive schemes	877.1	441.0
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	6,734.4	1,074.4

Schedule of number of Directors accruing retirement benefits, exercising share options and receiving shares in incentive schemes

	2024	2023	2022
	Number	Number	Number
Number of Directors accruing retirement benefits
– defined contribution schemes	—	—	—
– defined benefit schemes	—	—	—
Number of Directors exercising share options[1]	1	1	1
Number of Directors receiving shares as part of long-term incentive schemes	2	2	2
1.	The highest-paid Director exercised 986,515 (2023: 971,802; 2022: nil) share options during the year.